Sales and Other Operating Revenue - Receivables and Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Net	$ 2,372	$ 2,889
Revenue, Performance Obligation, Description of Payment Terms	Payment is typically due within 30 days or less.
Revenue, Performance Obligation, Description of Timing	We typically receive payment within 30 days or less (depending on the terms of the invoice) once delivery is made.
Contract with Customer, Timing of Satisfaction of Performance Obligation and Payment	We have entered into contractual arrangements where we license proprietary technology to customers related to the optimization process for operating LNG plants. The agreements typically provide for negotiated payments to be made at stated milestones. The payments are not directly related to our performance under the contract and are recorded as deferred revenue to be recognized as revenue when the customer can utilize and benefit from their right to use the license. Payments are received in installments over the construction period.
Contract with Customer, Liability [Abstract]
Contract with Customer, Liability Beginning Balance	$ 206
Contract with Customer, Liability, Cash Received	73
Contract with Customer, Liability, Revenue Recognized	199
Contract with Customer, Liability Ending Balance	80
Change in Contract with Customer, Liability [Abstract]
Contract with Customer, Liability, Revenue Recognized	$ 199
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Explanation	We expect to recognize the contract liabilities as of December 31, 2019, as revenue during 2021 and 2022.